Taxation - Schedule of Unrecognized Tax Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Beginning balance	¥ 8,436	$ 1,293	¥ 11,659
Additions based on tax positions related to current year
Decreases based on tax positions related to prior years	(5,238)	(803)	(3,223)
Ending balance	¥ 3,198	$ 490	¥ 8,436